Loss before Income Taxes - Loss Before Income Taxes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Share based payments expense^
Performance rights granted	$ 4,857,249	$ 5,591,417	$ 5,094,244	$ 11,307,550
Share rights granted	444,480	444,613	399,982	2,260,399
Options granted	52,700	(512,470)	127,734	962,800
Total expense from share-based payment transactions	5,354,429	5,523,560	5,621,960	14,530,749
Borrowing costs
Interest accrued on loan notes		1,776,230	980,852
Unwinding of fair value gain	25,945	25,510	18,553	43,979
Interest accrued on borrowings	917,476	1,765,258	1,864,697	1,468,569
Total borrowing costs	$ 943,421	$ 3,566,998	$ 2,864,102	$ 1,512,548